Right-of-Use Assets and Lease Liabilities (Schedule of Lease Liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease liabilities recognized as of January 1	$ 729,878	$ 884,987
Lease payments made	(213,254)	(195,683)
Interest expense on lease liabilities	48,572	59,738
Foreign exchange adjustment	(921)	(19,164)
Lease liabilities recognized as of December 31	564,275	729,878
Less: current portion	(186,023)	$ (163,281)
At December 31, 2020	$ 378,252